UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21400

Investment Company Act File Number

Eaton Vance Tax-Advantaged Dividend Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

August 31

Date of Fiscal Year End

November 30, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Advantaged Dividend Income Fund

November 30, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 85.4%

Security	Shares	Value
Aerospace & Defense — 2.6%
General Dynamics Corp.(1)	85,000	$5,652,500
Honeywell International, Inc.(1)	300,000	18,399,000
United Technologies Corp.(1)	130,000	10,414,300

		$34,465,800

Airlines — 0.1%
Allegiant Travel Co.(1)	11,000	$814,220

		$814,220

Automobiles — 0.9%
Ford Motor Co.(1)	1,026,000	$11,747,700

		$11,747,700

Capital Markets — 1.0%
Goldman Sachs Group, Inc. (The)(1)	100,000	$11,779,000
Waddell & Reed Financial, Inc., Class A(1)	67,000	2,176,830

		$13,955,830

Chemicals — 1.6%
LyondellBasell Industries NV, Class A(1)	220,000	$10,940,600
PPG Industries, Inc.(1)	90,000	11,184,300

		$22,124,900

Commercial Banks — 8.4%
Fifth Third Bancorp(1)	1,650,000	$24,156,000
KeyCorp(1)	700,000	5,656,000
PNC Financial Services Group, Inc.(1)	370,000	20,771,800
Regions Financial Corp.(1)	1,500,000	10,005,000
U.S. Bancorp(1)	689,000	22,227,140
Wells Fargo & Co.(1)	920,000	30,369,200

		$113,185,140

Computers & Peripherals — 1.3%
Apple, Inc.(1)	30,700	$17,968,096

		$17,968,096

Consumer Finance — 1.8%
Discover Financial Services(1)	570,000	$23,717,700

		$23,717,700

Diversified Financial Services — 3.9%
Citigroup, Inc.(1)	500,000	$17,285,000
JPMorgan Chase & Co.(1)	850,000	34,918,000

		$52,203,000

Diversified Telecommunication Services — 2.4%
AT&T, Inc.(1)	378,750	$12,926,737
CenturyLink, Inc.(1)	480,000	18,643,200
Vivendi SA	3	65

		$31,570,002

Security	Shares	Value
Electric Utilities — 4.3%
Edison International(1)	677,000	$30,789,960
NextEra Energy, Inc.(1)	390,000	26,796,900

		$57,586,860

Electrical Equipment — 0.4%
Emerson Electric Co.(1)	110,000	$5,525,300

		$5,525,300

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	190,000	$19,758,100

		$19,758,100

Food Products — 3.5%
Kraft Foods Group, Inc.(1)(2)	207,607	$9,387,988
Mondelez International, Inc., Class A(1)	622,821	16,124,836
Nestle SA(1)	338,000	22,124,678

		$47,637,502

Health Care Equipment & Supplies — 0.8%
Covidien PLC(1)	177,000	$10,285,470

		$10,285,470

Health Care Providers & Services — 1.5%
HCA Holdings, Inc.(1)	623,546	$19,797,585

		$19,797,585

Hotels, Restaurants & Leisure — 4.5%
Las Vegas Sands Corp.	385,000	$17,960,250
McDonald’s Corp.(1)	325,000	28,288,000
Wynn Resorts, Ltd.(1)	130,000	14,612,000

		$60,860,250

Industrial Conglomerates — 0.9%
General Electric Co.(1)	570,000	$12,044,100

		$12,044,100

Insurance — 1.8%
ACE, Ltd.(1)	307,000	$24,323,610
RLI Corp.(1)	6,000	386,640

		$24,710,250

IT Services — 1.7%
International Business Machines Corp.(1)	120,000	$22,808,400

		$22,808,400

Machinery — 1.7%
Deere & Co.(1)	144,000	$12,103,200
Stanley Black & Decker, Inc.(1)	155,000	11,146,050

		$23,249,250

Metals & Mining — 1.8%
Freeport-McMoRan Copper & Gold, Inc.(1)	615,000	$23,991,150

		$23,991,150

Multi-Utilities — 1.5%
Sempra Energy(1)	300,000	$20,526,000

		$20,526,000

Security	Shares	Value
Oil, Gas & Consumable Fuels — 13.5%
Chevron Corp.(1)	400,000	$42,276,000
ENI SpA(1)	1,544,000	36,614,926
Exxon Mobil Corp.(1)	545,000	48,036,300
HollyFrontier Corp.(1)	225,000	10,199,250
Marathon Oil Corp.(1)	621,000	19,157,850
Occidental Petroleum Corp.(1)	200,000	15,042,000
Royal Dutch Shell PLC, Class A(1)	270,000	9,039,993

		$180,366,319

Pharmaceuticals — 9.0%
Abbott Laboratories(1)	430,000	$27,950,000
Johnson & Johnson(1)	330,000	23,010,900
Merck & Co., Inc.(1)	596,307	26,416,400
Pfizer, Inc.(1)	1,220,000	30,524,400
Sanofi(1)	142,000	12,683,075

		$120,584,775

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.(1)	157,000	$20,691,030
Public Storage, Inc.(1)	100,000	14,064,000

		$34,755,030

Road & Rail — 2.0%
Union Pacific Corp.(1)	212,000	$26,029,360
Werner Enterprises, Inc.(1)	67,000	1,453,230

		$27,482,590

Software — 3.0%
Microsoft Corp.(1)	880,000	$23,425,600
Oracle Corp.(1)	518,000	16,627,800

		$40,053,400

Specialty Retail — 1.0%
Buckle, Inc. (The)(1)	32,000	$1,636,800
Limited Brands, Inc.(1)	231,511	12,073,299

		$13,710,099

Textiles, Apparel & Luxury Goods — 1.9%
VF Corp.(1)	157,000	$25,200,070

		$25,200,070

Tobacco — 1.9%
Philip Morris International, Inc.(1)	280,000	$25,166,400

		$25,166,400

Wireless Telecommunication Services — 0.6%
Rogers Communications, Inc., Class B(1)	170,000	$7,508,900

		$7,508,900

Total Common Stocks (identified cost $920,787,068)		$1,145,360,188

Preferred Stocks — 36.3%

Security	Shares	Value
Capital Markets — 1.9%
Affiliated Managers Group, Inc., 6.375%	94,425	$2,418,366
Bank of New York Mellon Corp. (The), 5.20%	378,700	9,505,370

Security	Shares	Value
Charles Schwab Corp. (The), 7.00%(3)	7,065	$8,297,159
Goldman Sachs Group, Inc. (The), Series I, 5.95%	228,900	5,662,986

		$25,883,881

Commercial Banks — 15.0%
Bank of America Corp., 8.125%(3)	6,003	$6,684,407
Barclays Bank PLC, 7.625%	4,735	4,709,517
Barclays Bank PLC, Series 3, 7.10%	321,486	8,062,869
CoBank ACB, Series F, 6.25%(3)(4)	94,700	9,671,237
Countrywide Capital V, 7.00%	133,000	3,342,290
Deutsche Bank Contingent Capital Trust III, 7.60%	404,580	10,858,927
Farm Credit Bank of Texas, Series 1, 10.00%	10,973	12,979,002
First Republic Bank, Series A, 6.70%	131,887	3,556,992
First Republic Bank, Series B, 6.20%	180,000	4,719,384
JPMorgan Chase & Co., Series 0, 5.50%	466,913	11,649,479
JPMorgan Chase & Co., Series 1, 7.90%(3)	12,449	14,198,605
KeyCorp, Series A, 7.75%	115,024	14,262,976
Landsbanki Islands HF, 7.431%(2)(3)(4)(5)(6)	20,750	0
Lloyds Banking Group PLC, 6.657%(3)(4)	12,213	10,373,101
PNC Financial Services Group, Inc., Series O, 6.75%(3)	1,814	2,089,378
Regions Financial Corp., Series A, 6.375%	564,400	13,980,188
Royal Bank of Scotland Group PLC, Series Q, 6.75%	32,275	754,267
Royal Bank of Scotland Group PLC, Series T, 7.25%	128,495	3,095,445
Standard Chartered PLC, 6.409%(3)(4)	33.60	2,367,435
Standard Chartered PLC, 7.014%(3)(4)	100.33	12,025,617
State Street Corp., Series C, 5.25%	567,380	14,258,259
Texas Capital Bancshares, Inc., 6.50%	274,290	6,945,709
U.S. Bancorp, Series F, 6.50%(3)	209,641	6,107,157
Webster Financial Corp., Series E, 6.40%	187,995	4,723,374
Wells Fargo & Co., Series L, 7.50%	15,390	19,022,040
Wells Fargo & Co., Series N, 5.20%	46,705	1,168,559

		$201,606,214

Consumer Finance — 1.9%
Ally Financial, Inc., Series A, 8.50%(3)	233,380	$5,968,110
Capital One Financial Corp., Series B, 6.00%	343,900	8,580,305
Discover Financial Services, Series B, 6.50%	436,750	11,011,123

		$25,559,538

Diversified Financial Services — 3.9%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(7)	91.94	$10,704,022
General Electric Capital Corp., Series B, 6.25% to 12/15/22(7)	117.10	12,911,607
HSBC Capital Funding LP, 10.176%(3)(4)	4,737	6,690,539
RBS Capital Funding Trust VII, Series G, 6.08%(2)	550,000	11,121,000
UBS AG, 7.625%	9,485	10,637,141

		$52,064,309

Electric Utilities — 4.1%
DTE Energy Co., Series C, 5.25%	284,400	$7,183,944
Entergy Arkansas, Inc., 6.45%	325,000	8,226,563
Entergy Louisiana, LLC, 6.95%	31,305	3,138,326
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	112,500	2,981,250

Security	Shares	Value
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	189,550	$4,744,721
Southern California Edison Co., Series C, 6.00%	36,405	3,680,320
Southern California Edison Co., Series D, 6.50%	91,800	9,679,162
Southern California Edison Co., Series E, 6.25%(3)	4,967	5,533,741
Virginia Electric and Power Co., 6.12%	90	9,393,773

		$54,561,800

Food Products — 1.1%
Dairy Farmers of America, 7.875%(4)	94,450	$10,055,978
Ocean Spray Cranberries, Inc., 6.25%(4)	47,500	4,334,375

		$14,390,353

Insurance — 4.6%
American Overseas Group, Ltd., Series A, 7.50%(3)	13,000	$4,940,812
Arch Capital Group, Ltd., Series C, 6.75%	371,500	9,856,452
Aspen Insurance Holdings, Ltd., 7.401%(3)	89,150	2,362,475
Axis Capital Holdings, Ltd., Series C, 6.875%	301,852	8,171,134
Endurance Specialty Holdings, Ltd., Series B, 7.50%	371,500	9,930,195
Montpelier Re Holdings, Ltd., 8.875%	534,837	14,419,205
Prudential PLC, 6.50%	8,867	9,015,769
RenaissanceRe Holdings, Ltd., Series D, 6.60%	132,314	3,326,374

		$62,022,416

Machinery — 1.0%
Stanley Black & Decker, Inc., 5.75%	511,817	$13,515,193

		$13,515,193

Real Estate Investment Trusts (REITs) — 2.1%
CapLease, Inc., Series A, 8.125%	400,000	$10,040,000
Cedar Shopping Centers, Inc., Series A, 8.875%	50,850	1,285,234
Chesapeake Lodging Trust, Series A, 7.75%	49,831	1,326,501
DDR Corp., Series H, 7.375%	130,000	3,282,500
DDR Corp., Series J, 6.50%	250,000	6,200,000
Sunstone Hotel Investors, Inc., Series D, 8.00%	239,400	6,209,438

		$28,343,673

Telecommunications — 0.4%
Centaur Funding Corp., 9.08%(4)	3,760	$4,711,750

		$4,711,750

Thrifts and Mortgage Finance — 0.3%
Elmira Savings Bank FSB (The), 8.998%(3)	4,750	$4,251,250

		$4,251,250

Total Preferred Stocks (identified cost $481,285,154)		$486,910,377

Corporate Bonds & Notes — 10.2%

Security	Principal Amount (000’s omitted)	Value
Commercial Banks — 2.2%
Banco Industriale Comercial SA, 8.50%, 4/27/20(4)	$2,010	$2,004,975
CBA Capital Trust II, 6.024% to 3/15/16, 3/29/49(4)(7)	5,000	5,103,010
Citigroup Capital III, 7.625%, 12/1/36	4,730	5,162,554
Groupe BPCE, 12.50% to 9/30/19, 8/29/49(4)(7)	10,691	12,293,142
Regions Bank, 6.45%, 6/26/37	550	576,125
SunTrust Preferred Capital I, 4.00%, 6/29/49(3)	5,100	4,162,875

		$29,302,681

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 1.1%
HSBC Finance Capital Trust IX, 5.911% to 11/30/15, 11/30/35(7)	$2,900	$2,878,250
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(7)	13,900	12,234,029

		$15,112,279

Electric Utilities — 1.1%
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(7)	$13,510	$14,302,902

		$14,302,902

Food Products — 0.3%
Land O’Lakes, Inc., 6.00%, 11/15/22(4)	$4,169	$4,330,549

		$4,330,549

Industrial Conglomerates — 0.5%
Hutchison Whampoa International 12, Ltd., 6.00% to 5/7/17, 5/29/49(4)(7)	$6,900	$7,236,375

		$7,236,375

Insurance — 4.2%
Allstate Corp. (The), 6.125% to 5/15/17, 5/15/37, 5/15/67(7)(8)	$1,565	$1,621,888
American International Group, Inc., 8.175% to 5/15/38, 5/15/58, 5/15/68(7)(8)	7,100	8,910,500
MetLife, Inc., 10.75% to 8/1/34, 8/1/39, 8/1/69(7)(8)	9,825	15,093,657
QBE Capital Funding II, LP, 6.797% to 6/1/17, 6/29/49(4)(7)	3,685	3,746,742
QBE Capital Funding III, Ltd., 7.25% to 5/24/21, 5/24/41(4)(7)	2,839	2,930,637
Swiss Re Capital I, LP, 6.854% to 5/25/16, 5/29/49(4)(7)	8,921	9,328,181
XL Capital, Ltd., Series E, 6.50% to 4/15/17, 12/29/49(7)	15,407	14,035,777

		$55,667,382

Pipelines — 0.8%
Enterprise Products Operating, LLC, 7.00% to 6/1/17, 6/1/67(7)	$5,105	$5,491,933
Southern Union Co., 3.33%, 11/1/66(3)	6,225	5,369,063

		$10,860,996

Total Corporate Bonds & Notes (identified cost $121,247,695)		$136,813,164

Short-Term Investments — 0.6%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.13%(9)	$7,631	$7,631,102

Total Short-Term Investments (identified cost $7,631,102)		$7,631,102

Total Investments — 132.5% (identified cost $1,530,951,019)		$1,776,714,831

Other Assets, Less Liabilities — (32.5)%		$(436,146,209)

Net Assets — 100.0%		$1,340,568,622

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security has been segregated as collateral with the custodian for borrowings under the Committed Facility Agreement.

(2)	Non-income producing security.

(3)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2012.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At November 30, 2012, the aggregate value of these securities is $119,437,672 or 8.9% of the Fund’s net assets.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Defaulted security.

(7)	Security converts to floating rate after the indicated fixed-rate coupon period.

(8)	The maturity dates shown are the scheduled maturity date and final maturity date, respectively. The scheduled maturity date is earlier than the final maturity date due to the possibility of earlier repayment.

(9)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended November 30, 2012 was $7,831.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	85.3%	$1,516,554,418
Switzerland	3.1	55,776,469
Bermuda	2.7	48,065,835
Italy	2.1	36,614,926
United Kingdom	1.8	31,325,675
Cayman Islands	1.5	25,983,902
France	1.4	24,976,282
Netherlands	0.6	10,940,600
Ireland	0.6	10,285,470
Canada	0.4	7,508,900
Australia	0.4	6,677,379
Brazil	0.1	2,004,975
Iceland	0.0	0

Total Investments	100.0%	$1,776,714,831

A summary of open financial instruments at November 30, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
12/31/12	British Pound Sterling 1,896,214	United States Dollar 3,031,373	Citibank NA	$(6,549)
12/31/12	British Pound Sterling 1,896,214	United States Dollar 3,033,074	Standard Chartered Bank	(4,848)
12/31/12	British Pound Sterling 1,896,214	United States Dollar 3,031,312	State Street Bank and Trust Co.	(6,609)
12/31/12	Euro 18,092,063	United States Dollar 23,405,702	Citibank NA	(130,878)
12/31/12	Euro 18,092,063	United States Dollar 23,403,079	Standard Chartered Bank	(133,501)
12/31/12	Euro 18,092,063	United States Dollar 23,404,255	State Street Bank and Trust Co.	(132,325)

				$(414,710)

At November 30, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts. The Fund also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

At November 30, 2012, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $414,710.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,530,618,766

Gross unrealized appreciation	$293,301,864
Gross unrealized depreciation	(47,205,799)

Net unrealized appreciation	$246,096,065

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$111,518,119	$—	$—	$111,518,119
Consumer Staples	70,437,324	22,124,678	—	92,562,002
Energy	134,711,400	45,654,919	—	180,366,319
Financials	262,526,950	—	—	262,526,950
Health Care	137,984,755	12,683,075	—	150,667,830
Industrials	103,581,260	—	—	103,581,260
Information Technology	80,829,896	—	—	80,829,896
Materials	46,116,050	—	—	46,116,050
Telecommunication Services	39,078,837	65	—	39,078,902
Utilities	78,112,860	—	—	78,112,860
Total Common Stocks	$1,064,897,451	$80,462,737 **	$—	$1,145,360,188
Preferred Stocks
Consumer Staples	$—	$14,390,353	$—	$14,390,353
Financials	199,225,570	200,505,711	0	399,731,281
Industrials	—	13,515,193	—	13,515,193
Telecommunication Services	—	4,711,750	—	4,711,750
Utilities	7,183,944	47,377,856	—	54,561,800
Total Preferred Stocks	$206,409,514	$280,500,863	$0	$486,910,377
Corporate Bonds & Notes	$—	$136,813,164	$—	$136,813,164
Short-Term Investments	—	7,631,102	—	7,631,102
Total Investments	$1,271,306,965	$505,407,866	$0	$1,776,714,831

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(414,710)	$—	$(414,710)
Total	$—	$(414,710)	$—	$(414,710)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended November 30, 2012 is not presented. At November 30, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Dividend Income Fund

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	January 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judith A. Saryan
Judith A. Saryan
President

Date:	January 25, 2013

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	January 25, 2013